                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2004
                                                      -------------------

        CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                      -------------------

                        THIS AMENDMENT (CHECK ONLY ONE):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

    NAME:                  Thomas W. Smith
                           -----------------------------------------------------
    ADDRESS:               323 Railroad Avenue    Greenwich    CT          06830
                           -----------------------------------------------------
                           (Street)               (City)       (State)     (Zip)

    FORM 13F FILE NUMBER:  028-01909

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
         NAME:             Thomas W. Smith
         TITLE:            Investment Manager
         PHONE:            203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2005
--------------------------------------------------------------------------------
[Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

         NUMBER OF OTHER INCLUDED MANAGERS:           1
                                                     ----------

         FORM 13F INFORMATION TABLE ENTRY TOTAL:      35
                                                     ----------

         FORM 13F INFORMATION TABLE VALUE TOTAL:     $1,317,470 (thousands)
                                                     ----------

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

LIST OF OTHER INCLUDED MANAGERS:

NO.              FORM 13F FILE NO.:              NAME:
---              -----------------               ----
01               028-10290                       Scott J. Vassalluzzo
---------        --------------------------      -------------------------------

---------        --------------------------      -------------------------------

---------        --------------------------      -------------------------------

---------        --------------------------      -------------------------------

                                                              VALUE   SHARES/  SH/  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS   SOLE    SHARED   NONE
      --------------           --------------    -----      --------  -------  ---  ----   -------  --------   ----    ------   ----
AMERICA'S CAR-MART INC              COM        03262T10 5       751    19,750  SH          SOLE                19,750
AMERICA'S CAR-MART INC              COM        03262T10 5     10165   267,500  SH          OTHER       01     267,500
BROWN & BROWN INC.                  COM        115236101        127      2926  SH          SOLE                  2926
COMMERCE BANCORP, INC.              COM        200519106      19251    298924  SH          SOLE                298924
COMMERCE BANCORP, INC.              COM        200519106     100787   1565023  SH          OTHER       01     1565023
COPART, INC.                        COM        2172041061     20981    797169  SH          SOLE                797169
COPART, INC.                        COM        2172041061     87718   3332743  SH          OTHER       01     3332743
CREDIT ACCEPTANCE CORP              COM        225310101      12090    475052  SH          SOLE                475052
CREDIT ACCEPTANCE CORP              COM        225310101     101886   4003361  SH          OTHER       01     4003361
CORPORATE HIGH YIELD FD III         COM        219925104        157     17850  SH          SOLE                 17850
HEALTH MANAGEMENT ASSOCIATES        COM        421933102        493     21680  SH          SOLE                 21680
HEALTH MANAGEMENT ASSOCIATES        COM        421933102      18401    809915  SH          OTHER       01      809915
IRON MOUNTAIN, INC.                 COM        46284P104      23404    767586  SH          SOLE                767586
IRON MOUNTAIN, INC.                 COM        46284P104     201450   6607082  SH          OTHER       01     6607082
VERTRUE INCORPORATED                COM        5860021070      9109    241159  SH          SOLE                241159
VERTRUE INCORPORATED                COM        5860021070     50375   1333739  SH          OTHER       01     1333739
MOBILE MINI, INC.                   COM        60740f105        496     15000  SH          SOLE                 15000
MOBILE MINI, INC.                   COM        60740f105      21873    662020  SH          OTHER       01      662020
NORTH FORK BANCORPORATION           COM        659424105       1002     34725  SH          SOLE                 34725
ORTHODONTIC CTRS. OF AMER.          COM        68750P103       8404   1323539  SH          SOLE               1323539
ORTHODONTIC CTRS. OF AMER.          COM        68750P103      32707   5150700  SH          OTHER       01     5150700
PRE-PAID LEGAL SERVICES. INC.       COM        7400651007     14297    380739  SH          SOLE                380739
PRE-PAID LEGAL SERVICES. INC.       COM        7400651007    102521   2730262  SH          OTHER       01     2730262
RENT-A-CENTER, INC.                 COM        76009N100        138      5200  SH          SOLE                  5200
SCP POOL CORPORATION                COM        784028102        766     23999  SH          SOLE                 23999
LAUREATE EDUCATION INC.             COM        518613104      10903    247280  SH          SOLE                247280
LAUREATE EDUCATION INC.             COM        518613104      51117   1159378  SH          OTHER       01     1159378
SEI INVESTMENTS                     COM        784117103      37976    905708  SH          SOLE                905708
SEI INVESTMENTS                     COM        784117103     230149   5488875  SH          OTHER       01     5488875
TRACTOR SUPPLY COMPANY              COM        892356 10 6     6033    162125  SH          SOLE                162125
TRACTOR SUPPLY COMPANY              COM        892356 10 6    52782   1418500  SH          OTHER       01     1418500
WHOLE FOOD MARKET, INC.             COM        9668371068        86       900  SH          SOLE                   900
WHOLE FOOD MARKET, INC.             COM        9668371068     32057    336203  SH          OTHER       01      336203
WORLD ACCEPTANCE CORP.              COM        981419104       4836    175800  SH          SOLE                175800
WORLD ACCEPTANCE CORP.              COM        981419104      52182   1896848  SH          OTHER       01     1896848